RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.2

Client Name:
Client Project Name:	RMLT 2019-1
Start - End Dates:	8/20/2013-9/13/2018
Deal Loan Count:	544

Conditions Report 2.0

Loans in Report:	544
Loans with Conditions:	470

577 - Total Active Conditions
7 - Material Conditions
5 - Credit Review Scope
2 - Category: Assets
2 - Category: Credit/Mtg History
1 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
1 - Compliance Review Scope
1 - Category: Finance Charge Tolerance
570 - Non-Material Conditions
173 - Credit Review Scope
4 - Category: Application
27 - Category: Assets
38 - Category: Credit/Mtg History
22 - Category: DTI
36 - Category: Income/Employment
1 - Category: Insurance
3 - Category: Legal Documents
11 - Category: LTV/CLTV
31 - Category: Terms/Guidelines
42 - Property Valuations Review Scope
1 - Category: Appraisal
37 - Category: FEMA
4 - Category: Property
355 - Compliance Review Scope
8 - Category: Ability to Repay/Qualified Mortgage
30 - Category: Documentation
21 - Category: Federal Consumer Protection
2 - Category: RESPA
3 - Category: Right of Rescission
3 - Category: State Late Charges
6 - Category: State Prepayment Penalty
118 - Category: State Rate Spread
164 - Category: TILA/RESPA Integrated Disclosure
758 - Total Satisfied Conditions

301 - Credit Review Scope
12 - Category: Ability to Repay/Qualified Mortgage
48 - Category: Application
36 - Category: Assets
21 - Category: Credit/Mtg History
20 - Category: DTI
56 - Category: Income/Employment
21 - Category: Insurance
41 - Category: Legal Documents
1 - Category: LTV/CLTV
4 - Category: Re-Verifications
34 - Category: Terms/Guidelines
7 - Category: Title
234 - Property Valuations Review Scope
131 - Category: Appraisal
70 - Category: FEMA
9 - Category: Property
24 - Category: Value
223 - Compliance Review Scope
53 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Compliance Manual
24 - Category: Documentation
2 - Category: Federal Consumer Protection
2 - Category: Federal Higher-Priced
7 - Category: Finance Charge Tolerance
1 - Category: RESPA
12 - Category: Right of Rescission
1 - Category: State Consumer Protection
1 - Category: Texas Home Equity
118 - Category: TILA/RESPA Integrated Disclosure
11 - Total Waived Conditions

10 - Credit Review Scope
4 - Category: Assets
1 - Category: DTI
1 - Category: Income/Employment
1 - Category: LTV/CLTV
3 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property
1 - Property Valuations Review Scope
1 - Category: Property

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